Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	48.00%	79.00%
Fixed rate and long-maturity financing (as percent)	83.00%	71.00%